Commitments and Contingencies - Schedule of Future Aggregate Minimum Lease Payments (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Future Aggregate Minimum Lease Payments [Abstract]
2026	$ 797,161
2027	271,921
2028	328,000
2029	337,720
2030 and thereafter	1,844,918
Total minimum lease payment	3,579,720
Less: imputed interest	(1,245,183)
Total lease liabilities	2,334,537	$ 2,823,023
Less: operating lease liability - current	752,429	641,254
Total operating lease liability – non current	$ 1,582,108	$ 2,181,769